Auditor’s remuneration - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information [abstract]
Additional fees for prior year services	$ 0.2	$ 0.3	$ 1.0
Auditor's remuneration	61.0	56.0	58.0
Total audit expenses, excluding interim services	53.0	51.0	52.0
Interim audit-related assurance services	4.0	4.0	5.0
Taxation compliance services	0.0	0.0	0.0
Auditor's remuneration for corporate finance, services related to defined benefit plants, and non-audit and other assurance	$ 4.0	$ 1.0	$ 1.0